Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net income (loss)	$ (5,000)	$ 16,700,633	$ 22,511,785
Common Class A [Member]
Numerator:
Allocation of net income (loss)		$ 13,360,506	$ 17,918,827
Denominator:
Basic weighted average shares outstanding		75,000,000	73,150,685
Diluted weighted average shares outstanding		75,000,000	73,150,685
Basic net income per share	$ 0	$ 0.18	$ 0.24
Diluted net income per share	$ 0	$ 0.18	$ 0.24
Common Class B [Member]
Numerator:
Allocation of net income (loss)	$ (5,000)	$ 3,340,127	$ 4,592,958
Denominator:
Basic weighted average shares outstanding	18,750,000	18,750,000	18,750,000
Diluted weighted average shares outstanding	18,750,000	18,750,000	18,750,000
Basic net income per share	$ 0	$ 0.18	$ 0.24
Diluted net income per share	$ 0	$ 0.18	$ 0.24